Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Post-employment Benefits
Schedule of actuarial assumptions-present value of defined benefit obligations

	2018	2017
Discount rate	8.4%	7.6%
Salary scale	5.2%	5%
Inflation rate	3.7%	3.5%

Schedule of reconciliation between defined benefit obligations and post-employment benefit liability (asset)

The reconciliation between defined benefit obligations and post-employment benefit liability (asset) in the consolidated statements of financial position as of December 31, 2018 and 2017, is presented as follows:

			Seniority
	Pensions		Premiums		2018
Vested benefit obligations	Ps.	312,454	Ps.	305,475	Ps.	617,929
Unvested benefit obligations		1,721,772		137,826		1,859,598
Defined benefit obligations		2,034,226		443,301		2,477,527
Fair value of plan assets		1,108,176		406,854		1,515,030
Underfunded (overfunded) status of the plan assets		926,050		36,447		962,497
Post-employment benefit liability	Ps.	926,050	Ps.	36,447	Ps.	962,497

			Seniority
	Pensions		Premiums		2017
Vested benefit obligations	Ps.	394,788	Ps.	324,400	Ps.	719,188
Unvested benefit obligations		1,579,238		120,727		1,699,965
Defined benefit obligations		1,974,026		445,127		2,419,153
Fair value of plan assets		1,240,732		462,326		1,703,058
Underfunded (overfunded) status of the plan assets		733,294		(17,199)		716,095
Post-employment benefit liability (asset)	Ps.	733,294	Ps.	(17,199)	Ps.	716,095

Schedule of net periodic pension and seniority premium cost

	2018		2017
Service cost	Ps.	129,707	Ps.	132,055
Interest cost		170,653		149,100
Prior service cost for plan amendments		(8,613)		2,405
Interest of assets		(120,591)		(124,655)
Net cost	Ps.	171,156	Ps.	158,905

Schedule of defined benefit obligations, plan assets and funded status

			Seniority
	Pensions		Premiums		2018		2017
Defined benefit obligations:
Beginning of year	Ps.	1,974,026	Ps.	445,127	Ps.	2,419,153	Ps.	2,514,235
Service cost		81,411		48,296		129,707		132,055
Interest cost		137,784		32,869		170,653		149,100
Benefits paid		(104,176)		(79,320)		(183,496)		(569,490)
Remeasurement of post-employment benefit obligations		(44,654)		(5,223)		(49,877)		190,848
Past service cost		(10,165)		1,552		(8,613)		2,405
End of year		2,034,226		443,301		2,477,527		2,419,153

Fair value of plan assets:
Beginning of year		1,240,732		462,326		1,703,058		1,993,762
Return on plan assets		86,925		33,666		120,591		124,655
Remeasurement on plan assets		(115,515)		(31,448)		(146,963)		(93,809)
Benefits paid		(103,966)		(57,690)		(161,656)		(321,550)
End of year		1,108,176		406,854		1,515,030		1,703,058
Unfunded (overfunded) status of the plan assets	Ps.	926,050	Ps.	36,447	Ps.	962,497	Ps.	716,095

Schedule of post-employment benefits

The changes in the net post-employment liability (asset) in the consolidated statements of financial position as of December 31, 2018 and 2017, are as follows:

			Seniority
	Pensions		Premiums		2018		2017

Beginning of net post-employment liability (asset)	Ps.	733,294	Ps.	(17,199)	Ps.	716,095	Ps.	520,473
Net periodic cost		122,105		49,051		171,156		158,905
Remeasurement of post-employment benefits		70,861		26,225		97,086		284,657
Benefits paid		(210)		(21,630)		(21,840)		(247,940)
Ending net post-employment liability	Ps.	926,050	Ps.	36,447	Ps.	962,497	Ps.	716,095

The post-employment benefits as of December 31, 2018 and 2017 and remeasurements adjustments for the years ended December 31, 2018 and 2017, are summarized as follows:

	2018		2017
Pensions:
Defined benefit obligations	Ps.	2,034,226	Ps.	1,974,026
Plan assets		1,108,176		1,240,732
Unfunded status of plans		926,050		733,294
Remeasurements adjustments (1)		70,861		84,929

Seniority premiums:
Defined benefit obligations	Ps.	443,301	Ps.	445,127
Plan assets		406,854		462,326
Unfunded status of plans		36,447		(17,199)
Remeasurements adjustments (1)		26,225		199,728
(1)	On defined benefit obligations and plan assets.

Schedule of plan asset allocation

	2018	2017
Equity securities (1)	29.1%	29.6%
Fixed rate instruments	70.9%	70.4%
Total	100.0%	100.0%
(1)	Included within plan assets at December 31, 2018 and 2017, are shares of the Company held by the trust with a fair value of Ps.152,367 and Ps.227,004, respectively.

Schedule of plan assets measured at fair value

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2018 and 2017:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2018		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	152,367	Ps.	152,367	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		208,565		208,565		—		—
Money market securities (3)		880,808		880,808		—		—
Other equity securities		273,290		273,290		—		—
Total investment assets	Ps.	1,515,030	Ps.	1,515,030	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2017		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	227,004	Ps.	227,004	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments)(2)		300,549		300,549		—		—
Money market securities (3)		912,626		912,626		—		—
Other equity securities		262,879		262,879		—		—
Total investment assets	Ps.	1,703,058	Ps.	1,703,058	Ps.	—	Ps.	—
(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

Schedule of the weighted average durations of the defined benefit plans

	2018		2017
Seniority Premiums	8.4	years	7.9	years
Pensions	8.0	years	9.7	years